Summary of Significant Accounting Policies (Policies)	12 Months Ended
Apr. 30, 2022
Basis Of Presentation [Abstract]
Foreign Currency Translation

a)	Foreign Currency Translation

The functional currency of Starcore, the parent, is the Canadian dollar (“CAD”) and the functional currency of its subsidiaries is the United States dollar (“USD”) (collectively “Functional Currency”).  Foreign currency accounts are translated into the Functional Currency as follows:

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At the transaction date, each asset, liability, revenue and expense denominated in a foreign currency is translated into the Functional Currency by the use of the exchange rate in effect at that date.  At the period end date, unsettled monetary assets and liabilities are translated into the Functional Currency by using the exchange rate in effect at the period end.

Foreign exchange gains and losses are recognized in net earnings and presented in the Consolidated Statement of Operations and Comprehensive Income (Loss) in accordance with the nature of the transactions to which the foreign currency gains and losses relate, except for foreign exchange gains and losses from translating investments and marketable securities which are recognized in other comprehensive income as part of the total change in fair values of the securities. Unrealized foreign exchange gains and losses on cash balances denominated in foreign currencies are disclosed separately in the Consolidated Statements of Cash Flows.

Foreign Operations

b)	Foreign Operations

The assets and liabilities of foreign operations with Functional Currencies differing from the presentation currency, including fair value adjustments arising on acquisition, are translated to CAD at exchange rates in effect at the reporting date. The income and expenses of foreign operations with Functional Currencies differing from the presentation currency are translated into CAD at the year-to-date average exchange rates.

The Company’s foreign currency differences are recognised and presented in other comprehensive income as a foreign currency translation reserve (“Foreign Currency Translation Reserve”), a component of equity. When a foreign operation is disposed of such that control, significant influence or joint control is lost, the cumulative amount in the translation reserve related to that foreign operation is reclassified to profit or loss as part of the gain or loss on disposal.

Cash and Cash Equivalents
c)	Cash and cash equivalents

Cash and cash equivalents includes cash on hand, deposits held at call with financial institutions and other short-term, highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and subject to an insignificant risk of change in value. At April 30, 2022 and 2021, the Company had no cash equivalents.

Revenue Recognition
d)	Revenue Recognition

Revenue from the sale of metals is recognized when the significant risks and rewards of ownership have passed to the buyer, it is probable that economic benefits associated with the transaction will flow to the Company, the sale price can be measured reliably, the Company has no significant continuing involvement and the costs incurred or to be incurred in respect of the transaction can be measured reliably.

Revenues from metal sales are subject to adjustment upon final settlement of metal prices, weights, and assays as of a date that may be up to two weeks after the shipment date. The Company records adjustments to revenues monthly based on quoted forward prices for the expected settlement period. Adjustments for weights and assays are recorded when results are determinable or on final settlement. Accounts receivable for metal sales are therefore measured at fair value.

Inventory

e)	Inventory

Finished goods and work-in-process are measured at the lower of average cost and net realizable value. Net realizable value is calculated as the estimated price at the time of sale based on prevailing and long-term metal prices less estimated future costs to convert the inventories into saleable form and estimated costs to sell.

Ore extracted from the mines is processed into finished goods (gold and by-products in doré). Costs are included in work-in-process inventory based on current costs incurred up to the point prior to the refining process, including applicable depreciation and depletion of mining interests, and removed at the average cost per recoverable ounce of gold. The average costs of finished goods represent the average costs of work-in-process inventories incurred prior to the refining process, plus applicable refining costs.

Supplies are measured at average cost. In the event that the net realizable value of the finished product, the production of which the supplies are held for use in, is lower than the expected cost of the finished product, the supplies are written down to net realizable value. Replacement costs of supplies are generally used as the best estimate of net realizable value. The costs of inventories sold during the year are presented in the Company’s profit and loss.

Mining Interest, Plant and Equipment

f)	Mining Interest, Plant and Equipment

Mining interests represent capitalized expenditures related to the development of mining properties and related plant and equipment.

Recognition and Measurement

On initial recognition, equipment is valued at cost, being the purchase price and directly attributable cost of acquisition or construction required to bring the asset to the location and condition necessary to be capable of operating in the manner intended by the Company, including appropriate borrowing costs and the estimated present value of any future unavoidable costs of dismantling and removing items. The corresponding liability is recognized within provisions.

3.	Summary of significant accounting policies – (cont’d)

f)	Mining Interest, Plant and Equipment – (cont’d)

Recognition and Measurement – (cont’d)

Mining expenditures incurred either to develop new ore bodies or to develop mine areas in advance of current production are capitalized.  Mine development costs incurred to maintain current production are included in the consolidated statement of operations and comprehensive income (loss). Exploration costs relating to the current mine in production are expensed to net income as incurred due to the immediate exploitation of these areas or an immediate determination that they are not exploitable.

Borrowing costs that are directly attributable to the acquisition and preparation for use, are capitalized. Capitalization of borrowing costs begins when expenditures are incurred and activities are undertaken to prepare the asset for its intended use. The amount of borrowing costs capitalized cannot exceed the actual amount of borrowing costs incurred during the period. All other borrowing costs are expensed as incurred.

The capitalization of borrowing costs is discontinued when substantially all of the activities necessary to prepare the qualifying asset for its intended use or sale are complete. Capitalized borrowing costs are amortized over the useful life of the related asset.

Major Maintenance and Repairs

Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that the future economic benefits associated with the item will flow to the Company and the cost of the item can be measured reliably.  All other repairs and maintenance are charged to the Company’s profit or loss during the financial year in which they are incurred.

Subsequent Costs

The cost of replacing part of an item of equipment is recognized in the carrying amount of the item if it is probable that the future economic benefits embodied within the part will flow to the Company and its costs can be measured reliably.  The carrying amount of the replaced part is derecognized.  The costs of the day-to-day servicing of equipment are recognized in the Company’s profit or loss as incurred

Leased Equipment

Leases are recognized as a right-to-use asset with a corresponding liability at the date at which the leased asset is available for use. Each lease payment is allocated between the liability and the finance cost. The finance cost is charged to profit or loss over the lease period to produce a constant periodic rate of interest on the remaining balance of the liability for each period. The right-of-use asset is depreciated over the shorter of the asset’s useful life and the lease term on a straight-line basis.

Assets and liabilities arising from a lease are initially measured on a present value basis. Lease payments are discounted using the interest rate implicit in the lease. If that rate cannot be determined, the Company’s incremental borrowing rate is used, being the rate that the Company would have to pay to borrow the funds necessary to obtain an asset of similar value in a similar economic environment with similar terms and conditions.

3.	Summary of significant accounting policies – (cont’d)

f)	Mining Interest, Plant and Equipment – (cont’d)

Depreciation and Impairment

Mining interest, plant and equipment are subsequently measured at cost less accumulated depreciation, less any accumulated impairment losses, with the exception of land which is not depreciated.  Depletion of mine properties is charged on a unit-of-production basis over proven and probable reserves and resources expected to be converted to reserves. Currently the depletion base is approximately 10 years of expected production.  Depreciation of plant and equipment and corporate office equipment, vehicles, software and leaseholds is calculated using the straight-line method, based on the lesser of economic life of the asset and the expected life of mine of approximately 10 years.  Where components of an asset have different useful lives, depreciation is calculated on each separate part. Depreciation commences when an asset is available for use.  At the end of each calendar year estimates of proven and probable gold reserves and a portion of resources expected to be converted to reserves are updated and the calculations of amortization of mining interest, plant and equipment is prospectively revised.

The Company reviews and evaluates its mining interests, plant and equipment for impairment at least annually or when events or changes in circumstances indicate that the related carrying amounts may not be recoverable. Impairment is considered to exist if the recoverable value of a cash generating unit is less than the carrying amount of the assets.  An impairment loss is measured and recorded based on the greater of the cash generating unit’s fair value less cost to sell or its value in use versus its carrying value.  In assessing value in use, future cash flows are estimated based on expected future production, commodity prices, operating costs and capital costs discounted to their present value.

Mining interests, plant and equipment that have been impaired in prior periods are tested for possible reversal of impairment whenever events or changes in circumstances indicate that the impairment has reversed. If the impairment has reversed, the carrying amount of the asset is increased to its recoverable amount but not beyond the carrying amount that would have been determined had no impairment loss been recognized for the asset in the prior periods. A reversal of an impairment loss is recognized in the consolidated statement of operations and comprehensive loss.

Rehabilitation and Closure Cost Provision

g)	Rehabilitation and Closure Cost Provision

The Company records a provision for the estimated future costs of rehabilitation and closure of operating and inactive mines and development projects, which are discounted to net present value using the risk- free interest rates applicable to the future cash outflows. Estimates of future costs represent management’s best estimates which incorporate assumptions on the effects of inflation, movements in foreign exchange rates and the effects of country and other specific risks associated with the related liabilities. The provision for the Company’s rehabilitation and closure cost obligations is accreted over time to reflect the unwinding of the discount with the accretion expense included in finance costs in the Consolidated Statement of Operations and Comprehensive Loss. The provision for rehabilitation and closure cost obligations is re-measured at the end of each reporting period for changes in estimates and circumstances. Changes in estimates and circumstances include changes in legal or regulatory requirements, increased obligations arising from additional mining and exploration activities, changes to cost estimates and changes to risk free interest rates.

Rehabilitation and closure cost obligations relating to operating mines and development projects are initially recorded with a corresponding increase to the carrying amounts of related mining properties. Changes to the obligations are also accounted for as changes in the carrying amounts of related mining properties, except where a reduction in the obligation is greater than the capitalized rehabilitation and closure costs, in which case, the capitalized rehabilitation and closure costs is reduced to nil and the remaining adjustment is included in production costs in the Consolidated Statement of Operations and Comprehensive Loss. Rehabilitation and closure cost obligations related to inactive mines are included in production costs in the Consolidated Statement of Operations and Comprehensive Income (Loss) on initial recognition and subsequently when re-measured.

Exploration and Evaluation Expenditures

h)	Exploration and Evaluation Expenditures

Once the legal right to explore a property has been acquired, costs directly related to exploration and evaluation (“E&E”) expenditures are recognized and capitalized, in addition to the acquisition costs.  These direct expenditures include such costs as materials used, surveying and sampling costs, drilling costs, payments made to contractors, geologists, consultants, and depreciation on plant and equipment during the exploration phase.  Costs not directly attributable to E&E activities, including general and administrative overhead costs, are expensed in the period in which they occur.

When a project is determined to no longer have commercially viable prospects to the Company, E&E expenditures in respect of that project are deemed to be impaired.  As a result, those E&E expenditures, in excess of estimated recoveries, are written off to the Company’s profit or loss.

The Company assesses E&E assets for impairment when facts and circumstances suggest that the carrying amount of an asset may exceed its recoverable amount.

Once the technical feasibility and commercial viability of extracting the mineral resource has been determined, the property is considered to be a mine under development and is classified as “mines under construction”.  E&E assets are tested for impairment before the assets are transferred to development properties.

Any incidental revenues earned in connection with exploration activities are applied as a reduction to capitalized exploration costs.

Financial Instruments

i)	Financial Instruments

Recognition

The Company recognizes a financial asset or financial liability on the statement of financial position when it becomes party to the contractual provisions of the financial instrument. Financial assets are initially measured at fair value and are derecognized either when the Company has transferred substantially all the risks and rewards of ownership of the financial asset, or when cash flows expire. Financial liabilities are initially measured at fair value and are derecognized when the obligation specified in the contract is discharged, cancelled or expired.

3.	Summary of significant accounting policies – (cont’d)

i)	Financial Instruments – (cont’d)

A write-off of a financial asset (or a portion thereof) constitutes a derecognition event. Write-off occurs when the Company has no reasonable expectations of recovering the contractual cash flows on a financial asset.

All of the Company’s financial instruments are classified into one of the following categories based upon the purpose for which the instrument was acquired or issued. All transactions related to financial instruments are recorded on a trade date basis.  The Company’s accounting policy for each category is as follows:

Classification and Measurement

The Company determines the classification of its financial instruments at initial recognition. Financial assets are classified according to the following measurement categories:

i)	those to be measured subsequently at fair value, either through profit or loss (“FVTPL”) or through other comprehensive income (“FVTOCI”); and,
ii)	those to be measured subsequently at amortized cost.

The classification and measurement of financial assets after initial recognition at fair value depends on the business model for managing the financial asset and the contractual terms of the cash flows. Financial assets that are held within a business model whose objective is to collect the contractual cash flows, and that have contractual cash flows that are solely payments of principal and interest on the principal outstanding, are generally measured at amortized cost at each subsequent reporting period. All other financial assets are measured at their fair values at each subsequent reporting period, with any changes recorded through profit or loss or through other comprehensive income (which designation is made as an irrevocable election at the time of recognition).

After initial recognition at fair value, financial liabilities are classified and measured at either:

i)	amortized cost; or
ii)	FVTPL, if the Company has made an irrevocable election at the time of recognition, or when required (for items such as instruments held for trading or derivatives)

The Company reclassifies financial assets when and only when its business model for managing those assets changes. Financial liabilities are not reclassified.

Transaction costs that are directly attributable to the acquisition or issuance of a financial asset or financial liability classified as subsequently measured at amortized cost are included in the fair value of the instrument on initial recognition. Transaction costs for financial assets and financial liabilities classified at fair value through profit or loss are expensed in profit or loss.

The Company’s financial assets consist of cash and investments, which are classified and measured at FVTPL, with realized and unrealized gains or losses related to changes in fair value reported in profit or loss, and amounts receivable, which is classified at amortized cost. The Company’s financial liabilities consist of trade and other payables and loans payable, which are classified and measured at amortized cost using the effective interest method. Interest expense is reported in profit or loss.

3.	Summary of significant accounting policies – (cont’d)

i)	Financial Instruments – (cont’d)

Impairment

The Company assesses all information available, including on a forward-looking basis, the expected credit losses associated with any financial assets carried at amortized cost. The impairment methodology applied depends on whether there has been a significant increase in credit risk. To assess whether there is a significant increase in credit risk, the Company compares the risk of a default occurring on the asset as at the reporting date with the risk of default as at the date of initial recognition based on all information available, and reasonable and supportive forward-looking information.

Fair value hierarchy

Financial instruments recognized at fair value on the consolidated balance sheets must be classified into one of the three following fair value hierarchy levels:

Level 1 – measurement based on quoted prices (unadjusted observed in active markets) for identical assets or liabilities;

Level 2 – measurement based on inputs other than quoted prices included in Level 1, that are observable for the asset or liability;

Level 3 – measurement based on inputs that are not observable (supported by little or no market activity) for the asset or liability.

Income Taxes

j)	Income Taxes

Current tax and deferred taxes are recognized in the Company’s profit or loss, except to the extent that it relates to a business combination or items recognized directly in equity or in other comprehensive loss/income.

Current income taxes are recognized for the estimated taxes payable or receivable on taxable income or loss for the current year and any adjustment to income taxes payable in respect of previous years.  Current income taxes are determined using tax rates and tax laws that have been enacted or substantively enacted by the period end date.

Deferred tax assets and liabilities are recognized where the carrying amount of an asset or liability differs from its tax base, except for taxable temporary differences arising on the initial recognition of goodwill and temporary differences arising on the initial recognition of an asset or liability in a transaction which is not a business combination and at the time of the transaction affects neither accounting nor taxable profit or loss.

Recognition of deferred tax assets for unused tax losses, tax credits and deductible temporary differences is restricted to those instances where it is probable that future taxable profit will be available against which the deferred tax asset can be utilised.  At the end of each reporting period, the Company reassesses unrecognized deferred tax assets.  The Company recognizes a previously unrecognized deferred tax asset to the extent that it has become probable that future taxable profit will allow the deferred tax asset to be recovered.

Share Capital

k)	Share Capital

Financial instruments issued by the Company are classified as equity, only to the extent that they do not meet the definition of a financial liability or asset.  The Company’s common shares, share warrants and share options are classified as equity instruments.

Incremental costs, directly attributable to the issue of new shares, warrants or options, are shown in equity as a deduction, net of tax, from proceeds.

Profit or Loss per Share

l)	Profit or Loss per Share

Basic profit or loss per share is computed by dividing the Company’s profit or loss applicable to common shares by the weighted average number of common shares outstanding for the relevant period.

Diluted profit or loss per share is computed by dividing the Company’s profit or loss applicable to common shares, by the sum of the weighted average number of common shares outstanding and all additional common shares that would have been outstanding if potentially dilutive instruments were converted at the beginning of the period.

Share-based Payments

m)	Share-based Payments

Where equity-settled share options are awarded to employees or non-employees, the fair value of the options at the date of grant is charged to the Company’s profit or loss over the vesting period.  The number of equity instruments expected to vest at each reporting date, are taken into account so that the cumulative amount recognized over the vesting period is based on the number of options that eventually vest.  Non-vesting conditions and market vesting conditions are factored into the fair value of the options granted.  As long as all other vesting conditions are satisfied, a charge is made irrespective of whether these vesting conditions are satisfied.  The cumulative expense is not adjusted for failure to achieve a market vesting condition or where a non-vesting condition is not satisfied.

Where the terms and conditions of options are modified before they vest, the increase in the fair value of the options, measured immediately before and after the modifications, is charged to the Company’s profit or loss over the remaining vesting period.

Where equity instruments are granted to employees, they are recorded at the fair value of the equity instrument granted at the grant date.  The grant date fair value is recognized in the Company’s profit or loss over the vesting period, described as the period during which all the vesting conditions are to be satisfied.

Where equity instruments are granted to non-employees, they are recorded at the fair value of the goods or services received in the Company’s profit or loss, unless they are related to the issuance of shares.  Amounts related to the issuance of shares are recorded as a reduction of share capital.

When the value of goods or services received in exchange for the share-based payment cannot be reliably estimated, the fair value is measured by use of a valuation model.  The expected life used in the model is adjusted, based on management’s best estimate, for effects of non-transferability, exercise restrictions and behavioural considerations. All equity-settled share based payments are reflected in equity reserve, until exercised.  Upon exercise, shares are issued from treasury and the amount reflected in equity reserve is credited to share capital, adjusted for any consideration paid.

3.	Summary of significant accounting policies – (cont’d)

m)	Share-based Payments – (cont’d)

Where a grant of options is cancelled or settled during the vesting period, excluding forfeitures when vesting conditions are not satisfied, the Company immediately accounts for the cancellation as an acceleration of vesting and immediately recognizes the amount that otherwise would have been recognized for services received over the remainder of the vesting period.

Any payment made to the employee on the cancellation is accounted for as the repurchase of an equity interest except to the extent that the payment exceeds the fair value of the equity instrument granted, measured at the repurchase date.  Any such excess is recognized as an expense.

Where vesting conditions are not satisfied and options are forfeited, the Company reverses the fair value amount of the unvested options which had been recognized over the vesting period.

New and Revised Accounting Standards

n)	New and Revised Accounting Standards

The following accounting standards have been issued or amended but are not yet effective. The Company has not early adopted these new and amended standards. The Company continues to evaluate the new standards but currently no material impact is expected as a result of the adoptions of these new and amended standards:

•	IAS 1 “Presentation of Financial Statements”
•	IAS 16 “Property, Plant and Equipment”